Income taxes and deferred taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income taxes and deferred taxes
Schedule of income taxes and deferred taxes

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Current tax income/(expense)	(275)	(434)	(407)	(547)
Deferred tax income/(expense)	(3)	(7)	3	(4)
Total Income Tax Income/(Expense)	(278)	(441)	(404)	(551)